Commitments and Contingencies (Details) - USD ($)		12 Months Ended
	Aug. 06, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2011
Commitments and contingencies (Textual)
Rent expense		$ 107,385	$ 21,600
2013 Exclusive Agreement [Member]
Commitments and contingencies (Textual)
Milestone payment	$ 765,000			$ 765,000
License reduced percentage	50.00%			50.00%
Aggregate maintenance fees for first five years				$ 80,000
Aggregate maintenance fees for first three years	$ 7,500
Maintenance fees annually after first five years	$ 5,000			$ 50,000
Royalty Percentage	2.00%			2.00%
Minimum royalty expense	$ 75,000			$ 75,000
Royalty description	The Company is required to pay The Regents royalties ranging from 8% of worldwide sublicense sales of covered products (if the sublicense is entered after commencement of phase II clinical trials to 12% of worldwide sublicense sales (if the sublicense is entered prior to commencement of phase I clinical trials).			The Company is required to pay The Regents royalties ranging from 8% of worldwide sublicense sales of covered products (if the sublicense is entered after commencement of phase II clinical trials to 12% of worldwide sublicense sales (if the sublicense is entered prior to commencement of phase I clinical trials).
License Costs	$ 10,000